Note 5 - Loans Receivable and Allowance for Loan Losses (Details) - Allowance for Loan Losses (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Jun. 30, 2014	Dec. 31, 2013	Jun. 30, 2013	Jun. 30, 2012
Allowance for loan losses:
Ending Balance	$ 3,634	$ 3,686	$ 3,579	$ 4,270	$ 3,065
Ending balance: individually evaluated for impairment	7	73		433
Ending balance: collectively evaluated for impairment	3,627	3,613		3,837
Loans receivable:
Ending balance	235,083	233,961		227,526
Ending balance: individually evaluated for impairment	18,376	22,930		27,001
Ending balance: collectively evaluated for impairment	216,707	211,031		200,525
Residential Portfolio Segment [Member]
Allowance for loan losses:
Ending Balance	2,109	2,183	2,366	3,036	1,808
Ending balance: individually evaluated for impairment				291
Ending balance: collectively evaluated for impairment	2,109	2,183		2,745
Loans receivable:
Ending balance	181,588	181,524		177,127
Ending balance: individually evaluated for impairment	15,213	17,715		19,553
Ending balance: collectively evaluated for impairment	166,375	163,809		157,574
Commercial and Multi-Family Real Estate [Member]
Allowance for loan losses:
Ending Balance	885	860	619	706	445
Ending balance: individually evaluated for impairment	7			88
Ending balance: collectively evaluated for impairment	878	860		618
Loans receivable:
Ending balance	31,574	31,963		32,103
Ending balance: individually evaluated for impairment	1,872	1,973		3,240
Ending balance: collectively evaluated for impairment	29,702	29,990		28,863
Construction [Member]
Allowance for loan losses:
Ending Balance	317	379	286	238	527
Ending balance: individually evaluated for impairment		73		23
Ending balance: collectively evaluated for impairment	317	306		215
Loans receivable:
Ending balance	11,115	9,990		8,121
Ending balance: individually evaluated for impairment	564	2,594		3,308
Ending balance: collectively evaluated for impairment	10,551	7,396		4,813
Commercial and Industrial [Member]
Allowance for loan losses:
Ending Balance	290	256	293	276	272
Ending balance: individually evaluated for impairment				31
Ending balance: collectively evaluated for impairment	290	256		245
Loans receivable:
Ending balance	9,654	9,652		9,246
Ending balance: individually evaluated for impairment	727	648		900
Ending balance: collectively evaluated for impairment	8,927	9,004		8,346
Consumer Portfolio Segment [Member]
Allowance for loan losses:
Ending Balance	6	8	12	11	13
Ending balance: collectively evaluated for impairment	6	8		11
Loans receivable:
Ending balance	1,152	832		929
Ending balance: collectively evaluated for impairment	1,152	832		929
Unallocated [Member]
Allowance for loan losses:
Ending Balance	27		3	3
Ending balance: collectively evaluated for impairment	$ 27			$ 3